INVESTMENT IN ASSOCIATES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Associates and Joint Ventures [Line Items]
Current Assets		$ 2,804	$ 1,567
Non-Current Assets		21,105	8,611
Total assets		23,909	10,178
Current Liabilities		6,359	4,633
Total liabilities		19,841	10,539
Net income	[1]	606	$ 1,619	$ 27
Australian Regulated Utility
Disclosure of Associates and Joint Ventures [Line Items]
Ownership and voting Interest			8.00%
Current Assets			$ 211
Non-Current Assets			13,330
Total assets			13,541
Current Liabilities			302
Non-Current Liabilities			7,716
Total liabilities			8,018
Total Net Assets			5,523
Net income		99	57
Australian Regulated Utility | Other Ownership Interests
Disclosure of Associates and Joint Ventures [Line Items]
Total Net Assets			5,095
Australian Regulated Utility | Brookfield Infrastructure Partners LP
Disclosure of Associates and Joint Ventures [Line Items]
Total Net Assets			428
Net income		(20)	4
Associates And Joint Ventures
Disclosure of Associates and Joint Ventures [Line Items]
Current Assets			211
Non-Current Assets			13,330
Total assets			13,541
Current Liabilities			302
Non-Current Liabilities			7,716
Total liabilities			8,018
Total Net Assets			5,523
Net income		99	57
Associates And Joint Ventures | Other Ownership Interests
Disclosure of Associates and Joint Ventures [Line Items]
Total Net Assets			5,095
Associates And Joint Ventures | Brookfield Infrastructure Partners LP
Disclosure of Associates and Joint Ventures [Line Items]
Total Net Assets			428
Net income		$ (20)	$ 4

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.